Operating Segments (Tables)	9 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Schedule of Reportable Operating Segments

Information related to the operations of the Company’s reportable operating segments is set forth below:

	Fashion and equipment e-commerce platform	SaaS Solutions	Total
For the nine months ended September 30, 2022
Revenue	1,797	134	1,931
Operating (loss) income	(215)	(5,517)	(5,732)

For the three months ended September 30, 2022
Revenue	685	41	726
Operating (loss) income	(286)	(1,689)	(1,975)

	Fashion and equipment e-commerce platform	SaaS Solutions
For September 30, 2022:
Assets	1,697	6,494